TRADING ASSETS AND LIABILITIES - Investments in equity securities at fair value (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	$ 305,457,293	$ 304,853,883
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	31,969,586	24,400,493
Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	29,097,591	20,163,214
Trading securities [member] | Held for trading
Disclosure of financial assets [line items]
Financial assets	29,097,591	20,163,214
Private real estate equity fund Nexus
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss classified as held equity securities	$ 3,717,262	2,772,165
Pension and severance funds
Disclosure of financial assets [line items]
Percentage of total assets of funds to be invested in mandatory severance and pension funds	1.00%
Concesionaria Nueva Via al Mar
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss classified as held equity securities	$ 1,060,638
Concesionaria Vial del Pacfico
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss classified as held equity securities	1,768
Concesionaria Vial del Oriente
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss classified as held equity securities	209,664
Trading equity securities [member] | Financial assets at fair value through profit or loss, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	9,296,955	7,152,169
Trading equity securities [member] | Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	9,297,726	7,256,506
Trading equity securities [member] | Trading securities [member] | Held for trading
Disclosure of financial assets [line items]
Financial assets	9,297,726	7,256,506
Trading equity securities [member] | Trading securities [member] | Held for trading | Foreign currency
Disclosure of financial assets [line items]
Financial assets	771	104,337
Trading equity securities [member] | Corporate stock | Held for trading | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	15,284	13,453
Trading equity securities [member] | Corporate stock | Held for trading | Foreign currency
Disclosure of financial assets [line items]
Financial assets		4,813
Trading equity securities [member] | Investment funds [member] | Held for trading | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	6,600,357	4,757,848
Trading equity securities [member] | Investment funds [member] | Held for trading | Foreign currency
Disclosure of financial assets [line items]
Financial assets	771	99,524
Trading equity securities [member] | Stabilization reserves | Held for trading | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	2,669,785	$ 2,380,868
Trading equity securities [member] | Fiduciary assignments | Held for trading | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	$ 11,529